Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2018	2017
Government institutions	$29,485	$29,816
Accrued royalties to the IIA (see Note 19f)	843	276
Accrued expenses and other current liabilities	23,641	23,053
Total	$53,969	$53,145